Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2026	Jan. 31, 2025
Current assets
Cash	$ 12,570	$ 8,180
Accounts receivable	2,856	11,644
Prepaids and other current assets	204,477	205,139
Total assets	219,903	224,963
Current liabilities
Accounts payable and accrued liabilities	3,951,133	4,495,327
Due to related parties (Note 14)	1,415,082	1,476,700
Financial guarantee liability (Note 16(c))	412,854	382,428
Convertible debentures (Note 5)	285,311	820,553
Loans payable (Note 6)	74,298	50,052
Promissory notes (Note 7)	425,418	0
Warrant liabilities (Notes 9(a) and 9(b))	115,013	312,936
Total current liabilities	6,679,109	7,537,997
Non-current liabilities
Loans payable (Note 6)	27,174	49,115
Total liabilities	6,706,283	7,587,112
Deficit
Common shares (Note 8)	81,962,334	79,965,358
Common shares issuable (Notes 8(d) and 8(j))	241,291	43,100
Reserves (Note 11)	27,902,617	27,714,189
Accumulated other comprehensive income	201,193	195,825
Accumulated deficit	(120,091,493)	(118,596,001)
Deficit attributable to shareholders	(9,784,058)	(10,677,529)
Non-controlling interests (Note 12)	3,297,678	3,315,380
Total deficit	(6,486,380)	(7,362,149)
Total liabilities and deficit	$ 219,903	$ 224,963